Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 380,445		$ 380,445		$ 250,000	$ 261,525
COST OF GOODS SOLD	171,908	75,000	221,908	250,867	399,801	110,393
Gross margin (loss)	208,537	(75,000)	158,537	(250,867)	(149,801)	151,132
OPERATING EXPENSES
Advertising and promotion	18,021	21,219	38,802	32,294	66,001	51,838
General and administrative	759,606	755,430	1,306,524	1,188,744	2,628,835	1,522,917
Research and development	242,999	269,062	498,823	497,732	983,276	842,425
Total operating expenses	1,020,626	1,045,711	1,844,149	1,718,770	3,678,112	2,417,180
Operating loss	(812,089)	(1,120,711)	(1,685,612)	(1,969,637)	(3,827,913)	(2,266,048)
OTHER INCOME (EXPENSE)
Other (expense)	(25,600)	(26,964)	(25,600)	(26,964)	(26,964)	(159,050)
Interest (expense)	(45,980)	(10,642)	(63,675)	(20,901)	(43,675)	(39,663)
Total other income (expense)	(71,580)	(1,566,582)	25,351	(20,469,709)	(19,876,814)	241,584
Loss before income taxes	(883,669)	(2,687,293)	(1,660,261)	(22,439,346)	(23,704,727)	(2,024,464)
Income taxes
Net loss	(883,669)	(2,687,293)	(1,660,261)	(22,439,346)	(23,704,727)	(2,024,464)
Net loss per common share, basic (in Dollars per share)	$ 0.00	$ (0.02)	$ (0.01)	$ (0.18)	$ (0.15)	$ (0.02)
Weighted average number of common shares outstanding (in Shares)	230,953,100	147,077,072	226,841,453	125,964,667	156,324,933	107,100,629
Warrant [Member]
OTHER INCOME (EXPENSE)
Derivative income (expense)		151,264	114,626	(650,758)	(35,089)	106,616
Series A Convertible Preferred Stock [Member]
OTHER INCOME (EXPENSE)
Derivative income (expense)		(1,680,240)		(19,771,086)
Series A Preferred Stock - Founders Stock [Member]
OTHER INCOME (EXPENSE)
Derivative income (expense)					(13,238,033)	331,859
Series A Preferred Stock - New Investors' Stock [Member]
OTHER INCOME (EXPENSE)
Derivative income (expense)					$ (6,533,053)	$ 1,822